Commitments and contingencies (Details) € in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 14, 2017 EUR (€)	Nov. 28, 2017 plaintiff	May 31, 2017 item	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) plaintiff	Dec. 31, 2017 EUR (€) plaintiff	Dec. 31, 2016 item	Feb. 17, 2016 USD ($)
Commitments and contingencies
FCPA related charge | €						€ 200,000
Number of U.S. FDA Pending Warning Letters | item							1
Number of subsidiaries to which subpoenas were issued | item			2
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Litigation settlement amount								$ 250,000
Number of plaintiffs intend to continue litigation | plaintiff		50
Litigation settlement insurance recovery					$ 220,000
Net litigation settlement expense recorded					$ 60,000
Acid Concentrate Products - Deceptive Practices
Commitments and contingencies
Number of plaintiffs | plaintiff					4	4
Subpoena from the United States Attorney for the Northern District of Texas
Commitments and contingencies
Litigation settlement by Davita Rx | €	€ 63,700,000
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Litigation settlement by Davita Rx | €	€ 63,700,000
Hawaii Medicaid False Claims
Commitments and contingencies
Amount of overpayment damages sought, exclusive of other damages sought				$ 8,000